INTANGIBLE ASSETS AND GOODWILL - Key Assumptions of Goodwill Impairment (Details) - Goodwill	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of cash flows used in long-term growth estimate of value in use	75 years	75 years
Pipelines
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	6.80%
Adjusted inflation rate	1.16%
Increase in pre-tax discount rate	4.14%
Facilities
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	6.48%
Adjusted inflation rate	1.62%
Increase in pre-tax discount rate	4.85%
Marketing & New Ventures
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	10.57%
Adjusted inflation rate	1.80%
Increase in pre-tax discount rate	7.65%